Allowance for Credit Losses - Summary of Net Investment in Finance Leases and Container Leaseback Financing Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable Allowance For Credit Losses [Line Items]
Net investment in finance leases, net	$ 1,806,090	$ 879,960
Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Year Ended December 31, 2021	953,753
2020	634,146
2019	144,955
2018	52,557
2017	6,869
Prior	14,553
Net investment in finance leases, net	1,806,833
Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
Year Ended December 31, 2021	17,398
2020	107,758
2019	229,104
Net investment in finance leases, net	354,260
Tier 1 | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Year Ended December 31, 2021	859,924
2020	594,567
2019	105,141
2018	33,410
2017	6,864
Prior	9,500
Net investment in finance leases, net	1,609,406
Tier 1 | Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
Year Ended December 31, 2021	12,108
2020	107,758
2019	201,114
Net investment in finance leases, net	320,980
Tier 2 | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Year Ended December 31, 2021	86,117
2020	37,232
2019	33,959
2018	18,612
2017	5
Prior	4,910
Net investment in finance leases, net	180,835
Tier 2 | Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
Year Ended December 31, 2021	5,290
2019	27,990
Net investment in finance leases, net	33,280
Tier 3 | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Year Ended December 31, 2021	7,712
2020	2,347
2019	5,855
2018	535
Prior	143
Net investment in finance leases, net	$ 16,592